UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-5085



                          Capital Income Builder, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

CAPITAL INCOME BUILDER
Investment portfolio
January 31, 2005                                                     unaudited

                                                                                                                       Market value
Common stocks -- 69.00%                                                                                     Shares            (000)

FINANCIALS -- 19.13%
Fannie Mae                                                                                               7,800,000         $503,724
Bank of America Corp.                                                                                    9,539,460          442,345
HSBC Holdings PLC (United Kingdom)                                                                      14,056,302          232,460
HSBC Holdings PLC (Hong Kong)                                                                           11,984,097          198,216
Washington Mutual, Inc.                                                                                  9,800,000          395,430
Westpac Banking Corp.                                                                                   22,016,988          327,275
Societe Generale                                                                                         3,250,400          323,873
Lloyds TSB Group PLC                                                                                    33,132,100          309,517
iStar Financial, Inc.(1)                                                                                 7,065,500          295,691
Fortis                                                                                                   9,835,000          265,900
Citigroup Inc.                                                                                           4,600,000          225,630
Irish Life & Permanent PLC                                                                              12,474,949          223,710
Archstone-Smith Trust                                                                                    5,665,000          194,310
Bank of Nova Scotia                                                                                      5,647,200          180,094
J.P. Morgan Chase & Co.                                                                                  4,739,000          176,907
ING Groep NV                                                                                             5,939,729          171,045
Boston Properties, Inc.                                                                                  2,850,000          164,673
U.S. Bancorp                                                                                             5,300,000          159,265
Freddie Mac                                                                                              2,400,000          156,696
Arthur J. Gallagher & Co.(1)                                                                             5,069,200          150,302
Kimco Realty Corp.                                                                                       2,735,000          144,900
Wells Fargo & Co.                                                                                        2,310,000          141,603
St. George Bank Ltd.                                                                                     7,239,306          138,491
DnB NOR ASA                                                                                             12,870,000          117,924
Marsh & McLennan Companies, Inc.                                                                         3,600,000          117,000
Westfield Group(2)                                                                                       8,641,624          114,003
Euronext NV                                                                                              3,410,000          108,693
Health Care Property Investors, Inc.                                                                     4,170,000          108,253
Royal Bank of Canada                                                                                     2,090,000          106,474
Developers Diversified Realty Corp.                                                                      2,670,000          106,132
Weingarten Realty Investors                                                                              2,949,750          105,454
Equity Residential                                                                                       3,295,500          103,940
ABN AMRO Holding NV                                                                                      3,723,483          100,814
AMB Property Corp.                                                                                       2,675,000           99,590
FirstMerit Corp.                                                                                         3,405,000           90,232
Comerica Inc.                                                                                            1,450,000           83,897
CapitaMall Trust Management Ltd.(1)                                                                     67,597,700           83,026
Hang Lung Group Ltd.                                                                                    42,808,000           74,646
Ascendas Real Estate Investment Trust(1)                                                                57,012,000           68,630
Fubon Financial Holding Co., Ltd.                                                                       67,700,000           67,828
Montpelier Re Holdings Ltd.                                                                              1,700,000           63,665
KeyCorp                                                                                                  1,860,000           62,161
United Bankshares, Inc.                                                                                  1,775,000           60,527
Hongkong Land Holdings Ltd.                                                                             24,813,000           58,559
XL Capital Ltd., Class A                                                                                   642,800           48,069
Aareal Bank AG                                                                                           1,480,000           48,062
Chinatrust Financial Holding Co., Ltd.                                                                  42,656,924           47,979
CapitaCommercial Trust Management Ltd.(1)                                                               51,368,000           46,142
Equity Office Properties Trust                                                                           1,600,000           44,768
Apartment Investment and Management Co., Class A                                                         1,175,000           42,182
UniCredito Italiano SpA                                                                                  7,580,000           41,758
KBC Bank and Insurance Holding Company NV                                                                  525,000           40,569
St. Paul Travelers Companies, Inc.                                                                       1,075,000           40,356
Hang Lung Properties Ltd.                                                                               25,791,100           38,690
Unibail Holding                                                                                            283,296           33,733
Suncorp-Metway Ltd.                                                                                      2,120,000           30,610
Camden Property Trust                                                                                      650,000           29,452
ProLogis                                                                                                   762,346           29,076
Wing Lung Bank Ltd.                                                                                      4,000,000           28,079
Fortune Real Estate Investment Trust, units(1)                                                          30,745,000           26,017
Lincoln National Corp.                                                                                     541,500           24,985
Mercury General Corp.                                                                                      400,000           22,760
JCG Holdings Ltd.                                                                                       22,451,000           22,165
Commonwealth Bank of Australia                                                                             850,000           22,059
AmSouth Bancorporation                                                                                     750,000           18,705
Maguire Properties, Inc.                                                                                   486,200           11,499
                                                                                                                          8,161,220

UTILITIES -- 10.71%
E.ON AG                                                                                                  7,129,000          638,934
National Grid Transco PLC                                                                               55,200,000          536,456
Southern Co.                                                                                            11,500,000          388,355
Exelon Corp.                                                                                             8,501,000          376,169
Scottish Power PLC                                                                                      44,277,000          351,326
Gas Natural SDG, SA                                                                                     10,120,000          292,743
FirstEnergy Corp.                                                                                        5,010,500          199,217
Veolia Environnement                                                                                     5,263,626          188,233
Public Service Enterprise Group Inc.                                                                     3,336,300          175,990
NiSource Inc.                                                                                            6,539,307          149,750
Dominion Resources, Inc.                                                                                 2,155,990          149,583
Consolidated Edison, Inc.                                                                                3,250,000          142,577
Xcel Energy Inc.                                                                                         5,176,000           94,151
Northeast Utilities                                                                                      4,645,000           86,862
Energy East Corp.                                                                                        3,199,600           83,830
Cheung Kong Infrastructure Holdings Ltd.                                                                27,537,000           82,442
FPL Group, Inc.                                                                                          1,000,000           76,640
Ameren Corp.                                                                                             1,250,000           62,650
Progress Energy, Inc.                                                                                    1,200,000           53,100
Entergy Corp.                                                                                              752,500           52,314
PPL Corp.                                                                                                  965,000           52,110
Equitable Resources, Inc.                                                                                  890,000           50,766
DTE Energy Co.                                                                                           1,000,000           43,810
American Electric Power Co., Inc.                                                                        1,200,000           42,300
Westar Energy, Inc.                                                                                      1,800,000           41,940
Scottish and Southern Energy PLC                                                                         2,400,000           40,188
Duke Energy Corp.                                                                                        1,400,000           37,506
Pinnacle West Capital Corp.                                                                                800,000           33,360
United Utilities PLC, Class A                                                                            3,333,333           28,551
Hong Kong and China Gas Co. Ltd.                                                                         7,800,000           16,201
                                                                                                                          4,568,054

TELECOMMUNICATION SERVICES -- 9.48%
SBC Communications Inc.                                                                                 24,071,000     $    571,927
Verizon Communications Inc.                                                                             12,270,000          436,689
BellSouth Corp.                                                                                         12,890,000          338,234
KT Corp. (ADR)                                                                                          13,162,420          285,098
KT Corp.                                                                                                   780,720           31,738
Royal KPN NV                                                                                            31,805,000          305,708
Telecom Italia SpA, nonvoting                                                                           88,187,755          282,936
TDC A/S                                                                                                  6,761,534          280,935
Chunghwa Telecom Co., Ltd. (ADR)                                                                         6,915,000          149,710
Chunghwa Telecom Co., Ltd.                                                                              63,950,000          128,948
Vodafone Group PLC                                                                                      67,487,000          174,051
Vodafone Group PLC (ADR)                                                                                   875,000           22,732
BT Group PLC                                                                                            45,500,000          178,160
Telecom Corp. of New Zealand Ltd.                                                                       39,363,919          172,332
France Telecom, SA                                                                                       5,445,000          170,930
Telefonica, SA                                                                                           8,263,000          150,441
AT&T Corp.                                                                                               5,715,000          109,671
Portugal Telecom, SGPS, SA                                                                               7,373,900           91,362
Swisscom AG                                                                                                205,974           77,940
Eircom Group PLC                                                                                        27,132,800           65,465
Hellenic Telecommunications Organization SA                                                              1,150,000           20,518
                                                                                                                          4,045,525

CONSUMER STAPLES -- 7.40%
Altria Group, Inc.                                                                                      11,512,000          734,811
ConAgra Foods, Inc.                                                                                     13,510,000          398,545
UST Inc.                                                                                                 6,245,000          316,372
H.J. Heinz Co.                                                                                           6,345,000          239,904
Imperial Tobacco Group PLC                                                                               7,605,000          199,284
Reynolds American Inc.                                                                                   2,383,000          191,641
Altadis, SA                                                                                              4,154,995          181,426
Gallaher Group PLC                                                                                      11,980,292          176,251
Foster's Group Ltd.                                                                                     36,531,188          147,352
Sara Lee Corp.                                                                                           6,000,000          140,880
Diageo PLC                                                                                               7,675,000          104,533
General Mills, Inc.                                                                                      1,700,000           90,083
KT&G Corp.                                                                                               2,050,000           62,877
Unilever NV                                                                                                943,600           61,532
Lion Nathan Ltd.                                                                                         8,051,066           51,112
WD-40 Co.(1)                                                                                             1,076,650           34,905
Wolverhampton & Dudley Breweries, PLC                                                                    1,322,489           26,788
                                                                                                                          3,158,296

INDUSTRIALS -- 5.56%
General Electric Co.                                                                                     6,750,000          243,878
Autopistas, Concesionaria Espanola, SA                                                                   8,826,687          200,190
Macquarie Airports(1)                                                                                   73,198,378          196,078
Macquarie Infrastructure Group                                                                          62,493,541          184,337
Sandvik AB                                                                                               3,100,000          126,632
Qantas Airways Ltd.                                                                                     39,206,634          108,059
Hills Motorway Group(1)                                                                                 11,100,000          103,553
Stagecoach Group PLC                                                                                    46,814,168          103,550
Emerson Electric Co.                                                                                     1,470,000           98,843
BRISA-Auto-Estradas de Portugal, SA                                                                     10,450,000           97,856
Hubbell Inc., Class B                                                                                    1,910,000           94,583
Kowloon Motor Bus Co. (1933) Ltd.                                                                       14,885,600           73,099
Singapore Technologies Engineering Ltd.                                                                 49,330,000           72,345
LG Engineering & Construction Co., Ltd.(1)                                                               2,550,000           71,013
Geberit AG                                                                                                  88,850           66,194
Uponor Oyj                                                                                               3,480,000           63,994
ComfortDelGro Corp. Ltd.                                                                                67,824,451           62,167
ServiceMaster Co.                                                                                        4,246,200           54,734
Brambles Industries PLC                                                                                 10,100,000           52,191
Leighton Holdings Ltd.                                                                                   5,347,000           50,255
Spirax-Sarco Engineering PLC                                                                             3,336,391           44,593
Hyundai Development Co.                                                                                  2,470,000           44,133
SMRT Corp. Ltd.                                                                                         68,363,000           38,850
Fong's Industries Co. Ltd.(1)                                                                           36,590,000           31,433
Singapore Post Private Ltd.                                                                             44,010,000           24,069
Seco Tools AB, Class B                                                                                     505,000           22,728
Heijmans NV                                                                                                633,210           22,694
KCI Konecranes International Corp.                                                                         341,600           15,321
Ultraframe PLC                                                                                           4,720,000            4,221
                                                                                                                          2,371,593

ENERGY -- 4.83%
Royal Dutch Petroleum Co. (New York registered)                                                          6,578,000          384,616
"Shell" Transport and Trading Co., PLC                                                                  21,550,000          188,032
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                                       2,165,000          114,269
ENI SpA                                                                                                 17,085,000          415,341
TOTAL SA (ADR)                                                                                           1,752,900          188,524
TOTAL SA                                                                                                   375,000           80,453
Husky Energy Inc.                                                                                        9,935,000          268,067
Kinder Morgan, Inc.                                                                                      1,872,707          140,528
IHC Caland NV(1)                                                                                         2,083,797          131,563
Enbridge Inc.                                                                                            1,761,734           89,481
TonenGeneral Sekiyu KK                                                                                   6,250,000           58,064
                                                                                                                          2,058,938

MATERIALS -- 2.77%
Dow Chemical Co.                                                                                         5,633,700          279,995
UPM-Kymmene Corp.                                                                                        6,600,000          139,789
Fletcher Building Ltd.(1)                                                                               24,909,303          115,955
Lyondell Chemical Co.                                                                                    3,600,000          105,912
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                         3,049,000           92,232
PaperlinX Ltd.(1)                                                                                       23,440,000           82,389
Worthington Industries, Inc.                                                                             3,886,300           79,591
Norske Skogindustrier ASA, Class A                                                                       4,062,500           79,559
Stora Enso Oyj, Class R                                                                                  2,750,000           39,631
AngloGold Ashanti Ltd.                                                                                     987,000           32,509
M-real Oyj, Class B                                                                                      4,996,500           27,043
Aracruz Celulose SA, Class B, preferred nominative (ADR)                                                   628,000           21,949
Holmen AB, Class B                                                                                         650,000           21,707
Hung Hing Printing Group Ltd.                                                                           28,550,000           21,415
BASF AG                                                                                                    283,000           19,337
Boral Ltd.                                                                                               2,864,235           15,966
MeadWestvaco Corp.                                                                                         200,000            5,778
                                                                                                                          1,180,757

CONSUMER DISCRETIONARY -- 1.92%
Kingfisher PLC                                                                                          26,575,000     $    152,584
Dixons Group PLC                                                                                        44,809,561          133,701
General Motors Corp.                                                                                     1,950,000           71,779
Hilton Group PLC                                                                                        11,300,000           62,859
InterContinental Hotels Group PLC                                                                        4,479,418           56,287
John Fairfax Holdings Ltd.                                                                              14,099,230           48,138
Greene King PLC                                                                                          1,963,555           47,536
Mitchells & Butlers PLC                                                                                  7,367,844           45,112
Schibsted ASA                                                                                            1,295,600           35,563
Ekornes ASA                                                                                              1,455,425           33,654
Harrah's Entertainment, Inc.                                                                               525,000           33,201
Kesa Electricals PLC                                                                                     5,298,114           31,866
Hyundai Motor Co., nonvoting preferred, Series (2)                                                         750,000           24,501
DaimlerChrysler AG                                                                                         491,300           22,349
Pacifica Group Ltd.(1)                                                                                   9,300,000           21,096
                                                                                                                            820,226

HEALTH CARE -- 1.58%
Bristol-Myers Squibb Co.                                                                                15,300,000          358,632
Sonic Healthcare Ltd.                                                                                   13,348,349          114,917
Sanofi-Aventis                                                                                           1,100,000           82,132
Fisher & Paykel Healthcare Corp. Ltd.(1)                                                                31,425,000           70,575
Cochlear Ltd.                                                                                            2,480,600           49,836
                                                                                                                            676,092

INFORMATION TECHNOLOGY -- 0.73%
Microsoft Corp.                                                                                         10,975,000          288,423
Rotork PLC                                                                                               2,700,000           22,542
                                                                                                                            310,965

MISCELLANEOUS -- 4.89%
Other common stocks in initial period of acquisition                                                                      2,088,676


Total common stocks (cost: $22,742,447,000)                                                                              29,440,342


Preferred stocks -- 0.06%

FINANCIALS -- 0.06%
Fannie Mae, Series O, 7.00% preferred 2007(2),(3)                                                          240,000           13,605
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred(1)                                  400,000           10,460

Total preferred stocks (cost: $22,000,000)                                                                                   24,065


                                                                                                         Shares or
Convertible securities -- 1.39%                                                                   principal amount

CONSUMER DISCRETIONARY -- 0.34%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                        2,573,600          128,629
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                               $17,500,000           15,540
                                                                                                                            144,169

UTILITIES -- 0.30%
PG&E Corp. 9.50% convertible note 2010                                                                 $28,000,000        $  77,420
American Electric Power Co., Inc. 9.25% convertible preferred 2005                                         560,000           27,132
Ameren Corp. 9.75% ACES convertible preferred 2005                                                         800,000 units     23,248
                                                                                                                            127,800

FINANCIALS -- 0.22%
Suez 4.50% convertible preferred 2006                                                              Euro 27,200,000           40,871
UnumProvident Corp. 8.25%, ACES convertible 2006                                                         1,000,000 units     34,650
Chubb Corp. 7.00% convertible preferred 2006                                                               600,000 units     17,172
                                                                                                                             92,693

HEALTH CARE -- 0.17%
Schering-Plough Corp. 6.00% convertible preferred 2007                                                   1,000,000           51,600
Baxter International Inc. 7.00% convertible preferred 2006                                                 400,000 units     21,840
                                                                                                                             73,440

MATERIALS -- 0.16%
Temple-Inland Inc. 7.50% Upper DECS 2005                                                                   690,000 units     36,880
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(3)                                          35,000           33,405
                                                                                                                             70,285

TELECOMMUNICATION SERVICES -- 0.11%
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006                                 $12,000,000           18,910
ALLTEL Corp. 7.75% convertible preferred 2005, units                                                       350,000 units     17,587
CenturyTel, Inc. 6.875% ACES 2005, units                                                                   500,000 units     12,575
                                                                                                                             49,072

CONSUMER STAPLES -- 0.07%
Albertson's, Inc. 7.25% convertible preferred 2007, units                                                1,200,000 units     29,232


INDUSTRIALS -- 0.02%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(3)                                          100,000            8,563


Total convertible securities (cost: $556,840,000)                                                                           595,254


                                                                                                  Principal amount
Bonds & notes -- 22.12%                                                                                      (000)

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 5.03%
U.S. Treasury 5.75% 2005                                                                                 $  15,000           15,330
U.S. Treasury 6.50% 2005                                                                                    60,000           61,190
U.S. Treasury 6.50% 2005                                                                                     7,500            7,583
U.S. Treasury 6.75% 2005                                                                                   125,000          126,455
U.S. Treasury 7.50% 2005                                                                                    98,000           98,199
U.S. Treasury 10.75% 2005                                                                                  259,000          269,886
U.S. Treasury 12.00% 2005                                                                                   62,000           63,647
U.S. Treasury 6.50% 2006                                                                                    25,000           26,354
U.S. Treasury 6.875% 2006                                                                                  100,000          104,758
U.S. Treasury 7.00% 2006                                                                                    81,000           85,430
U.S. Treasury 9.375% 2006                                                                                  130,000          138,450
U.S. Treasury 3.25% 2007                                                                                    31,520           31,444
U.S. Treasury 6.125% 2007                                                                                   75,000           80,021
U.S. Treasury 6.25% 2007                                                                                    75,000           79,359
U.S. Treasury 3.625% 2008(4)                                                                                94,579          101,968
U.S. Treasury 12.75% 2010                                                                                  100,000          107,547
U.S. Treasury 13.875% 2011                                                                                  56,500           64,101
U.S. Treasury 12.00% 2013                                                                                   50,000           63,985
U.S. Treasury 9.250% 2016                                                                                   50,000           71,945
U.S. Treasury Principal Strip 0% 2018                                                                       36,460           19,834
U.S. Treasury 7.875% 2021                                                                                   25,000           34,402
U.S. Treasury 6.375% 2027                                                                                    9,000           11,128
Freddie Mac 7.00% 2005                                                                                      46,000           46,839
Freddie Mac 5.25% 2006                                                                                      80,000           81,532
Freddie Mac 5.125% 2008                                                                                     25,000           26,149
Freddie Mac 5.75% 2009                                                                                      75,000           80,407
Freddie Mac 6.625% 2009                                                                                     25,000           27,803
Freddie Mac 5.875% 2011                                                                                     50,000           53,934
Freddie Mac 4.50% 2014                                                                                      10,000           10,058
Fannie Mae 7.125% 2005                                                                                      50,000           50,089
Fannie Mae 5.50% 2006                                                                                       50,000           51,174
Fannie Mae 7.125% 2007                                                                                      50,000           53,701
                                                                                                                          2,144,702

MORTGAGE-BACKED OBLIGATIONS(5) -- 3.63%
Fannie Mae 11.00% 2015                                                                                         792              910
Fannie Mae 6.00% 2016                                                                                        1,342            1,406
Fannie Mae 7.00% 2016                                                                                          186              197
Fannie Mae 11.00% 2016                                                                                         458              529
Fannie Mae 6.00% 2017                                                                                       17,956           18,808
Fannie Mae 6.00% 2017                                                                                        4,643            4,863
Fannie Mae 6.00% 2017                                                                                        2,981            3,122
Fannie Mae 6.00% 2017                                                                                        2,132            2,233
Fannie Mae 6.00% 2017                                                                                          892              934
Fannie Mae 6.00% 2017                                                                                          588              616
Fannie Mae 5.00% 2018                                                                                        3,158            3,218
Fannie Mae 11.00% 2018                                                                                         949            1,104
Fannie Mae 5.50% 2019                                                                                       46,059           47,581
Fannie Mae 11.00% 2020                                                                                         499              566
Fannie Mae 10.50% 2021                                                                                         162              187
Fannie Mae 10.50% 2022                                                                                         931            1,051
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                              829              891
Fannie Mae 7.50% 2029                                                                                          167              179
Fannie Mae 7.00% 2030                                                                                          652              692
Fannie Mae 6.50% 2031                                                                                        1,482            1,553
Fannie Mae 6.50% 2031                                                                                        1,282            1,345
Fannie Mae 6.50% 2031                                                                                          621              650
Fannie Mae 7.00% 2031                                                                                          647              686
Fannie Mae 7.50% 2031                                                                                          677              726
Fannie Mae 7.50% 2031                                                                                          121              129
Fannie Mae 6.50% 2032                                                                                          892              934
Fannie Mae 6.50% 2032                                                                                          426              446
Fannie Mae 7.00% 2032                                                                                          922              976
Fannie Mae 3.804% 2033(6)                                                                                   22,873           22,792
Fannie Mae 4.023% 2033(6)                                                                                    3,521            3,520
Fannie Mae 4.202% 2033(6)                                                                                    5,342            5,377
Fannie Mae 5.00% 2033                                                                                        6,434            6,436
Fannie Mae 6.50% 2033                                                                                        9,358            9,803
Fannie Mae 5.50% 2034                                                                                       32,000           32,605
Fannie Mae 6.00% 2034                                                                                        8,092            8,371
Fannie Mae 6.00% 2034                                                                                        5,691            5,883
Fannie Mae 6.00% 2034                                                                                        5,290            5,472
Fannie Mae 6.00% 2034                                                                                        3,830            3,960
Fannie Mae 6.00% 2034                                                                                        3,667            3,791
Fannie Mae 6.00% 2034                                                                                        2,539            2,633
Fannie Mae 6.00% 2034                                                                                        1,133            1,171
Fannie Mae 6.50% 2034                                                                                       15,129           15,852
Fannie Mae 5.50% 2035                                                                                       50,000           50,762
Fannie Mae 6.00% 2035                                                                                        7,149            7,395
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                                        9,726            9,683
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                               999            1,064
CS First Boston Mortgage Securities Corp., Series 2004-HC1, Class A-1, 2.88% 2021(3),(6)                    17,930           17,930
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032                           9,448            9,662
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032                           3,944            4,036
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class II-A-2, 3.988% 2033(6)                    4,283            4,272
CS First Boston Mortgage Securities Corp., Series 2003-23, Class V-A-1, 6.00% 2033                          12,602           12,911
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033                           4,701            4,870
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033                          13,154           13,628
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.666% 2034(6)                     13,717           13,655
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.712% 2034(6)                   36,788           36,839
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.79% 2034(6)                     18,016           18,168
CS First Boston Mortgage Securities Corp., Series 2004-AR7, Class II-A-1, 4.879% 2034(6)                     8,886            8,895
CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1, 6.00% 2034                           6,921            7,107
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034                          11,000           11,648
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034                            2,440            2,713
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035                           48,000           52,721
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036                                     5,648            5,713
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1 3.466% 2039                            15,340           15,171
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040                               6,550            7,156
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.02% 2033(6)                                           11,107           11,047
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.14% 2033(6)                                           6,411            6,409
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.325% 2034(6)                                           36,386           36,376
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.485% 2034(6)                                        13,777           13,821
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.046% 2034(6)                                        17,489           17,769
Bear Stearns ARM Trust, Series 2004-9, Class I-2-A-3, 5.07% 2034(6)                                         16,212           16,446
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.17% 2034(6)                                           25,053           25,304
Bear Stearns ARM Trust, Series 2004-6, Class II-A-1, 5.182% 2034(6)                                          2,282            2,292
Freddie Mac 6.00% 2017                                                                                         851              890
Freddie Mac 4.50% 2018                                                                                       8,489            8,495
Freddie Mac 5.00% 2018                                                                                      17,484           17,807
Freddie Mac 6.50% 2032                                                                                       9,157            9,597
Freddie Mac 7.50% 2032                                                                                       4,857            5,217
Freddie Mac 6.00% 2033                                                                                       3,314            3,427
Freddie Mac 6.00% 2034                                                                                      14,588           15,089
Freddie Mac 6.00% 2034                                                                                      12,073           12,487
Freddie Mac 6.00% 2034                                                                                      10,593           10,956
Freddie Mac 6.00% 2035                                                                                      23,570           24,378
Freddie Mac 6.00% 2035                                                                                      12,512           12,942
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                           3,354            3,329
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.781% 2033(6)                                   4,793            4,762
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.885% 2033(6)                                17,006           17,183
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.096% 2034(6)                                  9,332            9,238
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.73% 2034(6)                                    6,306            6,290
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.882% 2034(6)                               21,746           21,972
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 13-A-1, 4.927% 2034(6)                               11,961           12,097
CHL Mortgage Pass-Through Trust, Series 2003-60, Class 2-A-1, 4.968% 2034(6)                                 8,687            8,784
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.258% 2034(6)                                 9,216            9,291
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019                     13,989           14,098
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(6)                   12,181           11,950
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(6)                       6,013            5,933
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.362% 2033(6)                   18,326           18,328
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034(6)                      3,379            3,343
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.654% 2034(6)                    27,317           27,398
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031                    16,541           17,211
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                   57,370           57,197
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034(6)                            62,073           62,228
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-1, 6.025% 2030                            6,495            6,652
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032                           15,444           16,549
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1, 7.656% 2032                            5,154            5,167
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                            7,500            8,584
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033(6)                        2,263            2,237
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033(6)                       10,062           10,042
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033(6)                        8,611            8,585
Banc of America Mortgage Securities Trust, Series 2003-E, Class 2-A-2, 4.35% 2033(6)                         5,414            5,374
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.536% 2033(6)                        4,019            4,019
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 3.426% 2034(6)                        5,671            5,633
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.713% 2034(6)                                     35,459           35,807
Bank of America, NA and First Union National Bank Commercial Mortgage Trust,
     Series 2001-3, Class A-1, 4.89% 2037                                                                   31,929           32,578
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                                 14,281           15,010
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038                                  13,250           14,516
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-1, 4.482% 2006                           7,553            7,612
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008                           16,435           17,727
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-1, 5.02% 2035                         12,836           13,042
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036                         11,168           11,065
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class B, 3.50% 2016(3),(6)                                23,000           23,111
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041                             12,386           12,346
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1, 3.366% 2043                              9,821            9,778
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030                             15,595           16,868
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-2, 6.70% 2034                             4,614            5,166
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                                  8,599            8,709
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035                                7,801            7,946
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035                                3,920            4,028
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039             18,818           18,658
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033                                           14,663           15,564
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 5.00% 2035(6)                                        15,000           15,174
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034                        9,000            8,895
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034                        6,000            6,015
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034                                        13,500           14,894
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A, 4.258% 2033(6)                           7,319            7,304
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.67% 2034(6)                          7,405            7,379
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015(3)                                           9,100            9,722
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.90% 2016(3)                                 7,750            8,759
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A-1, 4.739% 2033(6)                       8,094            8,076
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.545% 2027(3),(6)                              3,153            3,343
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033(6)                                3,561            3,522
Mastr Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033                                         1,524            1,560
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034                                         3,447            3,532
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.8902% 2032                            5,000            4,952
Government National Mortgage Assn. 6.50% 2031                                                                1,152            1,217
                                                                                                                          1,548,295

FINANCIALS -- 3.22%
USA Education, Inc. 5.625% 2007                                                                            $40,000          $41,525
SLM Corp., Series A, 3.625% 2008                                                                            10,000            9,912
SLM Corp., Series A, 4.00% 2009                                                                             10,000            9,996
SLM Corp., Series A, 4.39% 2009(6)                                                                          10,000            9,940
SLM Corp., Series A, 4.00% 2010                                                                             20,000           19,776
SLM Corp., Series A, 5.375% 2014                                                                            10,000           10,433
AIG SunAmerica Global Financing II 7.60% 2005(3)                                                            20,000           20,336
ASIF Global Financing XXVIII 2.22% 2007(3),(6)                                                               7,000            7,003
International Lease Finance Corp., Series P, 3.125% 2007                                                     5,000            4,928
International Lease Finance Corp. 4.35% 2008                                                                28,500           28,712
International Lease Finance Corp. 4.50% 2008                                                                12,000           12,109
International Lease Finance Corp. 3.50% 2009                                                                 2,000            1,946
International Lease Finance Corp., Series O, 4.55% 2009                                                      4,600            4,642
International Lease Finance Corp. 6.375% 2009                                                                7,500            8,104
Household Finance Corp. 8.00% 2005                                                                          15,206           15,416
Household Finance Corp. 6.50% 2006                                                                          20,000           20,605
Household Finance Corp. 5.75% 2007                                                                          11,000           11,433
Household Finance Corp. 4.125% 2008                                                                          6,000            6,013
Household Finance Corp. 6.40% 2008                                                                          30,000           32,254
Prudential Financial, Inc. 4.104% 2006                                                                      15,000           15,134
Prudential Insurance Co. of America 6.375% 2006(3)                                                          35,445           37,108
Prudential Funding LLC 6.60% 2008(3)                                                                        12,412           13,388
Prudential Holdings, LLC, Series C, 8.695% 2023(3),(5)                                                      15,000           19,469
EOP Operating LP 6.625% 2005                                                                                   500              501
EOP Operating LP 8.375% 2006                                                                                   600              630
EOP Operating LP 7.75% 2007                                                                                 45,000           49,375
EOP Operating LP 6.75% 2008                                                                                  9,195            9,891
Spieker Properties, L.P. 6.75% 2008                                                                          3,500            3,774
Spieker Properties, LP 7.125% 2009                                                                           2,000            2,205
EOP Operating LP 4.65% 2010                                                                                 17,500           17,550
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(3)                                            25,000           25,620
Monumental Global Funding II, Series 2003-F, 3.45% 2007(3)                                                  10,000            9,937
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(3)                                            40,000           41,186
BankAmerica Corp., Series I, 7.125% 2005                                                                     1,500            1,517
BankAmerica Corp. 7.125% 2006                                                                                1,000            1,044
Bank of America Corp. 5.25% 2007                                                                            20,000           20,620
BankBoston NA 7.00% 2007                                                                                     7,500            8,099
Bank of America Corp. 3.875% 2008                                                                            4,400            4,415
BankAmerica Corp. 5.875% 2009                                                                                7,500            8,020
Bank of America Corp. 4.25% 2010                                                                            10,000           10,011
Bank of America Corp. 4.375% 2010                                                                            8,000            8,054
BankAmerica Corp. 7.125% 2011                                                                                1,750            1,997
Bank of America Corp. 4.875% 2012                                                                            2,000            2,057
Washington Mutual, Inc. 2.40% 2005                                                                           7,000            6,954
Washington Mutual, Inc. 7.50% 2006                                                                          26,500           28,000
Washington Mutual, Inc. 4.20% 2010                                                                          22,500           22,356
Bank One, National Association 5.50% 2007                                                                   20,000           20,767
J.P. Morgan Chase & Co. 3.50% 2009                                                                           5,000            4,892
J.P. Morgan & Co. Inc., Series A, 6.00% 2009                                                                10,000           10,705
J.P. Morgan Chase & Co. 4.50% 2010                                                                          20,000           20,287
Allstate Corp. 5.375% 2006                                                                                  20,000           20,570
Allstate Financial Global Funding LLC 5.25% 2007(3)                                                         15,000           15,444
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                               13,000           13,216
MBNA Corp. 5.625% 2007                                                                                      26,000           27,142
MBNA America Bank, National Association 5.375% 2008                                                         15,500           16,105
MBNA Global Capital Funding, Series B, 2.96% 2027(6)                                                         5,000            4,764
CIT Group Inc. 3.65% 2007                                                                                   11,000           10,928
CIT Group Inc. 3.375% 2009                                                                                   5,000            4,844
CIT Group Inc. 6.875% 2009                                                                                  16,000           17,755
CIT Group Inc. 4.25% 2010                                                                                    5,000            4,985
Wells Fargo & Co. 5.125% 2007                                                                               27,500           28,332
Wells Fargo & Co. 3.50% 2008                                                                                10,000            9,970
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                                     4,500            4,586
United Dominion Realty Trust, Inc. 6.50% 2009                                                               28,925           31,240
Developers Diversified Realty Corp. 3.875% 2009                                                             15,000           14,744
Developers Diversified Realty Corp. 4.625% 2010                                                             19,750           19,632
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 4.375% 2010(3)              34,500           34,313
Capital One Bank 6.875% 2006                                                                                10,000           10,333
Capital One Financial Corp. 7.125% 2008                                                                      5,750            6,267
Capital One Bank 5.75% 2010                                                                                 10,500           11,125
Capital One Financial Corp. 6.25% 2013                                                                       5,000            5,428
Simon Property Group, LP 6.375% 2007                                                                         5,000            5,306
Simon Property Group, LP 5.375% 2008                                                                         2,000            2,079
Simon Property Group, LP 3.75% 2009                                                                         15,500           15,244
Simon Property Group, LP 4.875% 2010                                                                         5,000            5,087
Simon Property Group, LP 4.875% 2010                                                                         2,500            2,548
Nationwide Life Insurance Co. 5.35% 2007(3)                                                                 27,500           28,362
American Express Credit Corp. 3.00% 2008                                                                    10,000            9,750
American Express Co. 4.75% 2009                                                                             15,000           15,442
Mangrove Bay Pass Through Trust 6.102% 2033(3),(5),(6)                                                      22,150           22,668
Hospitality Properties Trust 7.00% 2008                                                                      3,000            3,194
Hospitality Properties Trust 6.75% 2013                                                                     15,925           17,707
Kimco Realty Corp., Series A, 6.73% 2005                                                                    10,120           10,275
Price REIT, Inc. 7.50% 2006                                                                                  2,900            3,101
Kimco Realty Corp., Series C, 3.95% 2008                                                                     5,000            4,965
Kimco Realty Corp. 6.00% 2012                                                                                2,000            2,174
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007(3)                                          20,000           19,762
Rouse Co. 3.625% 2009                                                                                        5,000            4,707
Rouse Co. 7.20% 2012                                                                                         9,446           10,272
Rouse Co. 5.375% 2013                                                                                        4,000            3,869
Archstone-Smith Operating Trust 5.00% 2007                                                                   5,000            5,116
Archstone-Smith Operating Trust 5.625% 2014                                                                 11,750           12,335
ERP Operating LP 4.75% 2009                                                                                  6,360            6,481
ERP Operating LP 6.95% 2011                                                                                  8,200            9,212
ERP Operating LP 6.625% 2012                                                                                 1,250            1,399
CNA Financial Corp. 5.85% 2014                                                                              16,750           16,777
ING Security Life Institutional Funding 2.70% 2007(3)                                                       15,000           14,693
Genworth Financial, Inc. 4.75% 2009                                                                         13,795           14,127
Commercial Credit Co. 6.625% 2006                                                                            1,975            2,086
Citigroup Inc. 5.125% 2014                                                                                  10,000           10,333
Zions Bancorporation 6.00% 2015                                                                             10,000           10,748
Principal Life Global Funding I 4.40% 2010(3)                                                               10,000           10,054
Popular North America, Inc., Series E, 3.875% 2008                                                          10,000            9,976
Colonial Realty LP 4.80% 2011                                                                                9,000            8,888
Signet Bank 7.80% 2006                                                                                       7,760            8,309
PNC Funding Corp. 5.75% 2006                                                                                 7,500            7,744
Boston Properties LP 6.25% 2013                                                                              6,500            7,119
Lincoln National Corp. 5.25% 2007                                                                            6,145            6,339
Federal Realty Investment Trust 6.125% 2007                                                                  4,500            4,726
Federal Realty Investment Trust 8.75% 2009                                                                   1,000            1,179
Independence Community Bank 3.75% 2014(6)                                                                    4,000            3,849
ACE Capital Trust II 9.70% 2030                                                                              2,000            2,690
Abbey National PLC 6.70% (undated)(6)                                                                           70               75
                                                                                                                          1,373,136

CONSUMER DISCRETIONARY -- 2.35%
Ford Motor Credit Co. 7.60% 2005                                                                           $20,000          $20,384
Ford Motor Credit Co. 6.50% 2007                                                                            23,000           23,689
Ford Motor Credit Co. 7.20% 2007                                                                             5,000            5,261
Ford Motor Credit Co. 5.80% 2009                                                                             2,250            2,269
Ford Motor Credit Co. 7.375% 2009                                                                           23,600           25,155
Ford Motor Credit Co. 7.875% 2010                                                                           36,000           39,212
Ford Motor Credit Co. 7.375% 2011                                                                           15,000           16,029
General Motors Acceptance Corp. 7.50% 2005                                                                  25,000           25,419
General Motors Acceptance Corp. 4.50% 2006                                                                   5,000            4,982
General Motors Acceptance Corp. 6.75% 2006                                                                   8,000            8,179
General Motors Acceptance Corp. 6.125% 2007                                                                  9,750            9,900
General Motors Acceptance Corp. 7.75% 2010                                                                  16,845           17,712
General Motors Acceptance Corp. 6.875% 2011                                                                 17,000           17,093
General Motors Acceptance Corp. 7.25% 2011                                                                  30,000           30,774
General Motors Acceptance Corp. 7.00% 2012                                                                   5,000            5,045
Liberty Media Corp. 3.50% 2006                                                                               7,000            6,934
Liberty Media Corp. 7.875% 2009                                                                              5,000            5,517
Liberty Media Corp. 5.70% 2013                                                                               2,000            1,961
Liberty Media Corp. 8.50% 2029                                                                              15,000           17,238
Liberty Media Corp. 8.25% 2030                                                                              25,000           28,137
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                      28,000           29,015
DaimlerChrysler North America Holding Corp. 4.05% 2008                                                       6,480            6,453
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                      11,520           11,722
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                       3,000            3,327
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                       7,500            8,659
Clear Channel Communications, Inc. 6.00% 2006                                                                7,000            7,231
Clear Channel Communications, Inc. 6.625% 2008                                                               8,245            8,736
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                            29,000           32,257
Clear Channel Communications, Inc. 5.50% 2014                                                                7,000            6,974
Viacom Inc. 5.625% 2007                                                                                     25,000           25,986
Viacom Inc. 7.70% 2010                                                                                      25,000           28,915
AOL Time Warner Inc. 6.15% 2007                                                                             15,000           15,742
AOL Time Warner Inc. 6.875% 2012                                                                            10,000           11,375
Time Warner Inc. 8.18% 2007                                                                                 20,000           22,028
Comcast Cable Communications, Inc. 8.375% 2007                                                              26,000           28,537
Comcast Cable Communications, Inc. 6.875% 2009                                                              18,000           19,901
Cox Communications, Inc. 7.75% 2006                                                                         22,351           23,625
Cox Communications, Inc. 5.45% 2014(3)                                                                      18,000           18,197
May Department Stores Co. 4.80% 2009                                                                        38,750           39,293
May Department Stores Co. 5.75% 2014                                                                         2,000            2,077
Cox Radio, Inc. 6.625% 2006                                                                                 37,567           38,641
Univision Communications Inc. 2.875% 2006                                                                   13,000           12,798
Univision Communications Inc. 3.875% 2008                                                                    4,100            4,058
Univision Communications Inc. 7.85% 2011                                                                    13,900           16,393
Toys "R" Us, Inc. 6.875% 2006                                                                                5,000            5,200
Toys "R" Us, Inc. 7.625% 2011                                                                                7,500            7,819
Toys "R" Us, Inc. 7.875% 2013                                                                               17,760           18,337
Lowe's Companies, Inc. 7.50% 2005                                                                           10,096           10,469
Lowe's Companies, Inc., Series B, 6.70% 2007                                                                 5,455            5,852
Lowe's Companies, Inc. 8.25% 2010                                                                            5,455            6,526
Harrah's Operating Co., Inc. 7.125% 2007                                                                     6,000            6,402
Harrah's Operating Co., Inc. 7.50% 2009                                                                     10,000           11,072
Harrah's Operating Co., Inc. 5.50% 2010                                                                      4,325            4,468
Pulte Homes, Inc. 4.875% 2009                                                                               12,000           12,145
Pulte Homes, Inc. 8.125% 2011                                                                                7,500            8,758
Carnival Corp. 3.75% 2007                                                                                    6,000            5,975
Carnival Corp. 6.15% 2008                                                                                   13,725           14,590
Office Depot, Inc. 6.25% 2013                                                                               19,000           20,421
Jones Apparel Group, Inc. 4.25% 2009(3)                                                                     20,000           19,756
Ryland Group, Inc. 9.75% 2010                                                                               16,130           17,558
Hyatt Equities, LLC 6.875% 2007(3)                                                                          16,040           16,796
Hilton Hotels Corp. 7.625% 2008                                                                              4,000            4,400
Hilton Hotels Corp. 7.20% 2009                                                                               8,412            9,361
Hilton Hotels Corp. 8.25% 2011                                                                               1,250            1,476
Hilton Hotels Corp. 7.625% 2012                                                                              1,000            1,176
Lennar Corp., Series B, 9.95% 2010                                                                          12,125           12,941
MGM MIRAGE 8.50% 2010                                                                                       10,000           11,375
Kohl's Corp. 6.30% 2011                                                                                     10,000           11,023
Target Corp. 3.375% 2008                                                                                     1,650            1,631
Target Corp. 5.375% 2009                                                                                     7,500            7,921
Delphi Automotive Systems Corp. 6.50% 2009                                                                   1,200            1,214
Delphi Corp. 6.50% 2013                                                                                      4,000            3,872
Delphi Trust II, trust preferred securities, 6.197% 2033(6)                                                  2,750            2,570
Lear Corp., Series B, 8.11% 2009                                                                             3,865            4,362
Marriott International, Inc., Series C, 7.875% 2009                                                          2,000            2,285
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                        1,500            1,603
                                                                                                                          1,002,184

ASSET-BACKED OBLIGATIONS(5) -- 1.91%
CWABS, Inc., Series 2004-15, Class AF-3, 4.025% 2031                                                        20,000           19,922
CWABS, Inc., Series 2004-10, Class 2-AV-2, 2.88% 2033(6)                                                    37,585           37,679
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035                                                        30,000           29,790
CWABS, Inc., Series 2004-12, Class AF-6, 4.634% 2035                                                         8,000            7,958
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(3)                            3,420            3,379
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(3)                            6,953            6,971
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009(3)                            2,100            2,094
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010(3)                            10,000            9,995
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011(3)                           34,000           33,904
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011(3)                           28,080           28,177
Metris Master Trust, Series 2000-3, Class A, 2.76% 2009(6)                                                  18,000           17,975
Metris Master Trust, Series 2001-2, Class A, 2.82% 2009(6)                                                  41,500           41,427
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009                 32,000           32,055
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010               20,000           19,973
AmeriCredit Automobile Receivables Trust, Series 2004-B-M, Class A-4, MBIA insured, 2.67% 2011               5,000            4,888
Residential Asset Securities Corp. Trust, Series 2002-KS8, Class A-3, AMBAC insured, 3.69% 2027              3,439            3,437
Residential Asset Securities Corp. Trust, Series 2004-KS10, Class A-I-2, 2.85% 2029(6)                      21,131           21,187
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-I-2, 2.76% 2035(6)                      15,000           15,002
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A,
    Class A, 4.521% 2007(3),(6)                                                                             35,000           35,548
MBNA Master Credit Card Trust II, Series 2000-I, Class A, 6.90% 2008                                        25,000           25,523
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 3.08% 2013(6)                                      5,000            5,075
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                          10,000           10,586
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009                                          16,190           17,791
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-3, FGIC insured, 4.45% 2034                   25,881           26,124
MMCA Auto Owner Trust, Series 2001-3, Class B, 3.43% 2008(6)                                                 1,074            1,073
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                                  4,000            3,974
MMCA Auto Owner Trust, Series 2002-3, Class A-4, 3.57% 2009                                                 10,000           10,012
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                                  9,236            9,263
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41% 2007(3)                          9,000            8,948
Drive Auto Receivables Trust, Series 2004-A, Class A-4, MBIA insured, 4.14% 2010(3)                         14,000           14,094
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008(3)                           6,250            6,160
Drivetime Auto Owner Trust, Series 2004-B, Class A-3, MBIA insured, 3.475% 2009(3)                          16,656           16,596
Home Equity Asset Trust, Series 2004-7, Class M-2, 3.19% 2035(6)                                            20,000           20,183
Fremont Home Loan Trust, Series 2004-4, Class II-A2, 2.81% 2035(6)                                          20,000           20,067
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A4, 2.85% 2034(6)                           19,950           20,029
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011(3)                       19,634           19,633
Impac CMB Trust, Series 2004-6, Class 1-A-1, 2.93% 2034(6)                                                  12,971           12,976
Impac CMB Trust, Series 2004-10, Class 1-A-2, FGIC insured, 2.88% 2035(6)                                    4,923            4,923
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-3, 5.09% 2032                16,798           16,776
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5,
     FGIC insured, 5.45% 2034                                                                               16,000           16,094
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 3.48% 2013(6)                15,000           15,225
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010                            14,850           14,769
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 2.95% 2033(6)                     13,712           13,751
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009                                                 10,000            9,938
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009(3)                   6,988            6,985
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007                      2,116            2,116
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011             8,500            8,483
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 3.13% 2034(6)                                             8,123            8,160
GMAC Mortgage Corp. Loan Trust, Series 2004-HE5, Class A-6, 4.388% 2034                                      8,000            8,016
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 2.78% 2019(3),(6)                               7,724            7,724
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                                      7,500            7,693
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008(3)                             439              439
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009(3)                           5,683            5,674
Banco Itau SA, Series 2002-2, XLCA insured, 2.73% 2006(3),(6)                                                6,000            5,955
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
     Series 1997-1, Class A-6, 6.38% 2008                                                                    4,136            4,253
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
     Series 1997-1, Class A-7, 6.42% 2008                                                                    1,510            1,550
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034                              5,800            5,738
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011(3)                       5,207            5,154
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 3.04% 2030(6)                               5,000            5,055
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010                           4,618            4,620
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2004-C, Class II-A-2, 2.80% 2035(6)             4,000            4,005
Navistar Financial Owner Trust, Series 2004-A, Class B, 2.46% 2011                                           4,053            3,968
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012(3)                      2,613            2,617
Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class I-A-2, 2.83% 2033(6)                   2,375            2,375
Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A-6, 3.40% 2033                            2,000            1,916
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.434% 2031                                       1,494            1,530
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA insured, 7.33% 2006(3)                709              712
NPF XII, Inc., Series 2001-1A, Class A, 1.99% 2004(3),(6),(7),(8)                                            3,000              251
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(3),(7),(8)                                                 5,000              419
                                                                                                                            816,352

TELECOMMUNICATION SERVICES -- 1.58%
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                            123,200          127,092
Cingular Wireless LLC 5.625% 2006                                                                           12,000           12,408
AT&T Wireless Services, Inc. 7.50% 2007                                                                     33,575           36,255
AT&T Wireless Services, Inc. 7.875% 2011                                                                    50,700           59,682
Deutsche Telekom International Finance BV 8.25% 2005(6)                                                     20,000           20,369
Deutsche Telekom International Finance BV 3.875% 2008                                                       10,375           10,313
Deutsche Telekom International Finance BV 8.50% 2010(6)                                                     26,500           31,487
Deutsche Telekom International Finance BV 8.75% 2030(6)                                                     13,900           18,861
Sprint Capital Corp. 6.00% 2007                                                                             15,000           15,599
Sprint Capital Corp. 6.375% 2009                                                                            20,000           21,616
Sprint Capital Corp. 7.625% 2011                                                                            37,000           42,805
France Telecom 7.95% 2006(6)                                                                                12,000           12,537
France Telecom 8.50% 2011(6)                                                                                31,750           37,935
British Telecommunications PLC 7.00% 2007                                                                   18,000           19,196
British Telecommunications PLC 8.375% 2010(6)                                                               25,750           30,826
Koninklijke KPN NV 7.50% 2005                                                                               29,007           29,812
Koninklijke KPN NV 8.00% 2010                                                                               15,750           18,510
SBC Communications Inc. 5.75% 2006                                                                          19,900           20,444
SBC Communications Inc. 4.125% 2009                                                                         10,000            9,939
SBC Communications Inc. 6.25% 2011                                                                          10,000           10,949
Telecom Italia Capital SA, Series A, 4.00% 2008                                                              5,750            5,710
Telecom Italia Capital SA, Series B, 5.25% 2013                                                             13,650           13,929
Singapore Telecommunications Ltd. 6.375% 2011(3)                                                            10,175           11,231
Singapore Telecommunications Ltd. 6.375% 2011                                                                6,575            7,257
Telefonos de Mexico, SA de CV 8.25% 2006                                                                    15,000           15,732
Telefonica Europe BV 7.35% 2005                                                                             10,000           10,254
Qwest Services Corp. 13.00% 2007(3)                                                                          8,840           10,044
Vodafone Group PLC 5.375% 2015                                                                               8,000            8,382
PCCW-HKT Capital Ltd. 8.00% 2011(3),(6)                                                                      2,450            2,851
PCCW-HKT Capital Ltd. 7.75% 2011                                                                             1,800            2,094
                                                                                                                            674,119

HEALTH CARE -- 0.94%
Allegiance Corp. 7.30% 2006                                                                                  7,385            7,750
Cardinal Health, Inc. 6.25% 2008                                                                            10,155           10,670
Cardinal Health, Inc. 6.75% 2011                                                                           100,250          110,658
Hospira, Inc. 4.95% 2009                                                                                    33,950           34,649
Hospira, Inc. 5.90% 2014                                                                                    15,000           15,935
Wyeth 4.375% 2008(6)                                                                                        41,930           42,397
Wyeth 5.50% 2013(6)                                                                                          6,325            6,613
UnitedHealth Group Inc. 7.50% 2005                                                                          10,770           11,078
UnitedHealth Group Inc. 3.75% 2009                                                                          15,000           14,739
UnitedHealth Group Inc. 4.125% 2009                                                                         22,000           21,928
Columbia/HCA Healthcare Corp. 6.91% 2005                                                                     4,595            4,668
HCA Inc. 7.125% 2006                                                                                        25,991           27,023
Columbia/HCA Healthcare Corp. 7.25% 2008                                                                     5,000            5,332
Schering-Plough Corp. 5.55% 2013                                                                            18,200           19,133
Health Net, Inc. 9.875% 2011(6)                                                                             15,085           18,368
Aetna Inc. 7.375% 2006                                                                                      17,250           17,881
Humana Inc. 7.25% 2006                                                                                      12,850           13,462
Amgen Inc. 4.00% 2009(3)                                                                                    10,000            9,954
Wellpoint, Inc. 3.75% 2007(3)                                                                                7,500            7,465
                                                                                                                            399,703

UTILITIES -- 0.87%
Dominion Resources, Inc., Series A, 3.66% 2006                                                               6,000            5,992
Dominion Resources, Inc., Series B, 4.125% 2008                                                             10,000           10,057
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                        18,561           19,143
Dominion Resources, Inc., Series 2000-A, 8.125% 2010                                                        15,000           17,604
Dominion Resources, Inc., Series 2002-C, 5.70% 2012(6)                                                       4,250            4,531
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                  6,000            6,189
Duke Energy Corp. First and Ref. Mortgage Bonds, Series A, 3.75% 2008                                       10,000            9,959
Duke Capital Corp. 7.50% 2009                                                                               40,000           45,061
Duke Capital LLC 5.668% 2014                                                                                 6,000            6,249
NiSource Finance Corp. 7.625% 2005                                                                          32,285           33,336
NiSource Finance Corp. 6.15% 2013                                                                            3,000            3,267
NiSource Finance Corp. 5.40% 2014                                                                           17,000           17,539
PSEG Power LLC 3.75% 2009                                                                                   10,000            9,848
PSEG Power LLC 7.75% 2011                                                                                   25,000           29,220
Cilcorp Inc. 8.70% 2009                                                                                     17,025           20,045
Cilcorp Inc. 9.375% 2029                                                                                     5,000            7,318
AmerenEnergy Generating Co., Series D, 8.35% 2010                                                            5,000            5,873
Union Electric Co. 4.65% 2013                                                                                4,250            4,232
Commonwealth Edison Co., Series 99, 3.70% 2008                                                               2,750            2,742
Exelon Corp. 6.75% 2011                                                                                      2,000            2,236
Exelon Generation Co., LLC 6.95% 2011                                                                       21,600           24,386
Alabama Power Co., Senes Y, 2.80% 2006                                                                       5,000            4,929
Alabama Power Co., Series X, 3.125% 2008                                                                     1,800            1,760
Alabama Power Co., Series R, 4.70% 2010                                                                      1,750            1,786
Alabama Power Co., Series Q, 5.50% 2017                                                                      4,000            4,221
Southern Power Co., Series B, 6.25% 2012                                                                     6,000            6,595
Oncor Electric Delivery Co. 6.375% 2012                                                                     13,725           15,211
Constellation Energy Group, Inc. 6.125% 2009                                                                11,000           11,873
Appalachian Power Co., Series I, 4.95% 2015                                                                 10,000           10,040
Progress Energy, Inc. 6.85% 2012                                                                             4,000            4,481
Progress Energy Florida, Inc., First Mortgage Bonds 4.80% 2013                                               5,000            5,054
Equitable Resources, Inc. 5.15% 2012                                                                         2,500            2,606
Equitable Resources, Inc. 5.15% 2018                                                                         3,125            3,158
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011                                    5,500            5,547
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013                     5,000            5,116
Centerpoint Energy Resources Corp., Series B, 7.875% 2013                                                    3,000            3,585
MidAmerican Energy Co. 5.125% 2013                                                                           1,500            1,561
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011                                               1,000              990
                                                                                                                            373,340

INDUSTRIALS -- 0.77%
General Electric Capital Corp., Series A, 5.00% 2007                                                        47,500           48,874
General Electric Capital Corp. 4.25% 2008                                                                   10,000           10,133
Tyco International Group SA 6.375% 2005                                                                     20,000           20,216
Tyco International Group SA 6.125% 2008                                                                     18,000           19,274
Tyco International Group SA 6.125% 2009                                                                      7,000            7,529
Cendant Corp. 6.875% 2006                                                                                   17,588           18,417
Cendant Corp. 6.25% 2008                                                                                    15,750           16,716
Cendant Corp. 7.375% 2013                                                                                    7,000            8,147
Waste Management, Inc. 6.50% 2008                                                                            6,180            6,701
Waste Management, Inc. 6.875% 2009                                                                          22,500           24,840
Waste Management, Inc. 5.00% 2014                                                                              890              899
Bombardier Inc. 6.75% 2012(3)                                                                                5,000            4,525
Bombardier Inc. 6.30% 2014(3)                                                                               21,000           18,113
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(3),(5)                                      18,217           19,848
Raytheon Co. 6.50% 2005                                                                                      1,906            1,934
Raytheon Co. 4.85% 2011                                                                                     16,000           16,405
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 3.45% 2009(5),(6)                              3,877            3,904
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013                                                 5,000            4,736
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013(5)                                                7,450            4,299
Delta Air Lines, Inc., 1991 Equipment Certificates Trust, Series K, 10.00% 2014(3),(5)                       2,000              860
Continental Airlines, Inc., MBIA insured, 3.338% 2009(6)                                                     2,000            2,018
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019(5)                                            4,866            4,799
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(5)                                         6,737            6,692
Hutchison Whampoa International Ltd. 6.50% 2013(3)                                                          11,800           12,849
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(5)                                            11,187           11,376
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2021(5)                               863              893
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                                10,000            8,829
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                               3,000            3,073
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006(5)                                             1,400            1,437
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006(5)                                               8,500            8,722
American Standard Inc. 7.625% 2010                                                                           7,000            7,986
Northrop Grumman Systems Corp. 7.125% 2011                                                                   5,000            5,736
                                                                                                                            330,780

MATERIALS -- 0.57%
Dow Chemical Co. 5.00% 2007                                                                                 10,500           10,799
Dow Chemical Co. 5.75% 2008                                                                                 10,500           11,148
Dow Chemical Co. 5.75% 2009                                                                                 24,000           25,622
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(3),(5)                                             7,500            7,387
Weyerhaeuser Co. 5.95% 2008                                                                                 18,441           19,609
Weyerhaeuser Co. 5.25% 2009                                                                                 19,024           19,800
Weyerhaeuser Co. 6.75% 2012                                                                                  2,000            2,271
International Paper Co. 4.00% 2010                                                                          27,000           26,524
International Paper Co. 5.85% 2012                                                                          14,000           15,124
Norske Skogindustrier ASA 7.625% 2011(3)                                                                    32,765           37,690
Packaging Corp. of America 4.375% 2008                                                                      25,000           25,056
Packaging Corp. of America 5.75% 2013                                                                        7,000            7,259
Phelps Dodge Corp. 8.75% 2011                                                                                8,000            9,825
Alcan Inc. 6.45% 2011                                                                                        1,000            1,112
Alcan Inc. 5.20% 2014                                                                                        8,000            8,269
Temple-Inland Inc., Series F, 6.75% 2009                                                                       500              542
Temple-Inland Inc. 7.875% 2012                                                                               5,285            6,291
MeadWestvaco Corp. 2.75% 2005                                                                                5,500            5,481
SCA Coordination Center NV 4.50% 2015(3)                                                                     5,000            4,834
                                                                                                                            244,643

ENERGY -- 0.38%
Williams Companies, Inc. 7.125% 2011                                                                        20,000           21,850
Williams Companies, Inc. 8.125% 2012                                                                        22,600           26,103
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012                                                  8,000            9,750
Devon Financing Corp., ULC 6.875% 2011                                                                      28,000           31,717
El Paso Corp. 7.00% 2011                                                                                     5,000            5,050
El Paso Corp. 7.875% 2012                                                                                    8,000            8,360
El Paso Corp. 7.75% 2032                                                                                     5,000            4,887
Pemex Finance Ltd. 8.875% 2010(5)                                                                           12,427           14,561
Phillips Petroleum Co. 8.75% 2010                                                                           10,410           12,652
Apache Corp. 6.25% 2012                                                                                      7,500            8,395
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(3),(5)                                                 7,250            7,127
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(5)                                                     1,287            1,265
Sunoco, Inc. 6.75% 2011                                                                                      7,500            8,392
                                                                                                                            160,109

CONSUMER STAPLES -- 0.35%
SUPERVALU INC 7.875% 2009                                                                                    5,212            5,949
SUPERVALU INC. 7.50% 2012                                                                                   15,720           18,329
Anheuser-Busch Cos. Inc. 9.00% 2009                                                                         12,000           14,478
Anheuser-Busch Co. Inc. 7.50% 2012                                                                           8,000            9,531
Wal-Mart Stores, Inc. 8.00% 2006                                                                             9,500           10,154
Wal-Mart Stores, Inc. 6.875% 2009                                                                           12,000           13,416
Nabisco, Inc. 7.05% 2007                                                                                     1,000            1,073
Nabisco, Inc. 7.55% 2015                                                                                     6,645            8,090
Nabisco, Inc. 6.375% 2035(6)                                                                                10,020           10,053
Kraft Foods Inc. 4.625% 2006                                                                                 1,000            1,016
Kraft Foods Inc. 6.25% 2012                                                                                  1,855            2,044
Kraft Foods Inc. 6.50% 2031                                                                                    500              570
Kellogg Co. 6.00% 2006                                                                                      15,750           16,205
Kellogg Co. 6.60% 2011                                                                                       5,250            5,895
Kellogg Co. 7.45% 2031                                                                                         500              650
Pepsi Bottling Holdings Inc. 5.625% 2009(3)                                                                 10,000           10,625
CVS Corp. 4.00% 2009                                                                                        10,000            9,935
PepsiAmericas, Inc. 4.875% 2015                                                                              6,000            6,057
Cadbury Schweppes US Finance LLC 5.125% 2013(3)                                                              5,500            5,635
                                                                                                                            149,705

INFORMATION TECHNOLOGY -- 0.25%
Electronic Data Systems Corp., Series B, 6.50% 2013(6)                                                      50,000           52,908
Motorola, Inc. 4.608% 2007                                                                                  12,500           12,691
Motorola, Inc. 7.625% 2010                                                                                  20,000           23,204
Motorola, Inc. 8.00% 2011                                                                                   10,000           11,997
Jabil Circuit, Inc. 5.875% 2010                                                                              7,500            7,871
                                                                                                                            108,671

MUNICIPALS -- 0.21%
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003-A1, 5.00% 2021                                              11,145           11,277
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                              15,580           15,653
County of Los Angeles, Taxable Pension Obligation Bonds, Series 1994-A,
     FSA insured, 8.57% 2005                                                                                25,000           25,582
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, 6.125% 2027                                                             12,375           12,424
State of South Dakota, Educational Enhancement Funding Corp. Tobacco Settlement
     Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                                 10,574           10,209
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025                                                  6,950            6,853
State of Louisiana, Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B,
     5.50% 2030                                                                                              6,020            5,778
                                                                                                                             87,776

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.06%
United Mexican States Government Global 4.625% 2008                                                         12,200           12,337
Corporacion Andina de Fomento 6.875% 2012                                                                   10,000           11,280
                                                                                                                             23,617

Total bonds & notes (cost: $9,345,596,000)                                                                                9,437,132


Short-term securities -- 6.94%

U.S. Treasury Bills 2.03%-2.275% due 2/3-4/7/2005                                                          266,200          265,654
Freddie Mac 2.22%-2.469% due 2/1-3/30/2005                                                                 192,360          191,848
CAFCO LLC 2.42%-2.60% due 3/11-4/22/2005(3)                                                                100,000           99,570
Citicorp 2.50% due 4/4/2005                                                                                 50,000           49,776
Ciesco LLC 2.34% due 2/9/2005                                                                               25,000           24,985
Variable Funding Capital Corp. 2.28%-2.47% due 2/2-3/2/2005(3)                                             154,900          154,672
Wells Fargo & Co. 2.27%-2.52% due 2/2-3/23/2005                                                            153,700          153,700
Procter & Gamble Co. 2.14%-2.57% due 2/2-4/25/2005(3)                                                      153,800          153,439
Preferred Receivables Funding Corp. 2.30% due 2/28/2005(3)                                                  46,101           46,015
Park Avenue Receivables Co. LLC 2.30%-2.48% due 2/7-2/25/2005(3)                                            91,560           91,485
Edison Asset Securitization LLC 2.38% due 2/22/2005(3)                                                      50,000           49,927
General Electric Capital Services Inc. 2.47%-2.49% due 3/9-3/16/2005                                        83,500           83,263
DuPont (E.I.) de Nemours & Co. 2.27%-2.48% due 2/24-3/28/2005(9)                                           128,600          128,251
Ranger Funding Co. LLC 2.29%-2.40% due 2/4-2/14/2005(3)                                                     57,300           57,251
Bank of America Corp. 2.37%-2.51% due 2/28-4/6/2005(9)                                                      67,800           67,610
Eli Lilly and Co. 2.22%-2.29% due 2/1-2/17/2005(3)                                                         119,100          119,046
Clipper Receivables Co. LLC 2.40%-2.51% due 2/18-3/11/2005(3)                                              111,300          111,105
Federal Home Loan Bank 2.19%-2.42% due 2/8-3/30/2005                                                       106,000          105,727
SBC Communications Inc. 2.26%-2.48% due 2/10-3/10/2005(3)                                                  101,000          100,819
Wal-Mart Stores Inc. 2.49%-2.50% due 3/29/2005(3)                                                          100,000           99,603
FCAR Owner Trust 2.37%-2.59% due 3/4-4/5/2005                                                               97,500           97,212
Anheuser-Busch Cos. Inc. 2.35%-2.49% due 3/17-4/12/2005(3),(9)                                              86,760           86,433
Gannett Co. 2.36%-2.40% due 2/23-2/25/2005(3)                                                               83,100           82,967
Three Pillars Funding, LLC 2.45%-2.62% due 2/17-4/20/2005(3)                                                80,067           79,834
Triple-A One Funding Corp. 2.40%-2.43% due 2/15-2/18/2005(3)                                                60,150           60,083
Federal Farm Credit Banks 2.10%-2.36% due 2/4-3/23/2005                                                     53,800           53,671
Hewlett-Packard Co. 2.65% due 4/27/2005(3)                                                                  50,000           49,687
Abbott Laboratories Inc. 2.37%-2.47% due 2/28-3/1/2005(3)                                                   49,600           49,505
Coca-Cola Co. 2.40%-2.41% due 3/14-3/23/2005                                                                49,500           49,347
3M Co. 2.50% due 3/31/2005                                                                                  45,000           44,816
New Center Asset Trust 2.37%-2.51% due 2/23-3/18/2005                                                       39,700           39,590
IBM Credit Corp. 2.31%-2.32% due 3/7-3/8/2005                                                               31,100           31,030
Private Export Funding Corp. 2.07% due 2/8/2005(3)                                                          25,000           24,987
NetJets Inc. 2.18%-2.35% due 2/2-2/25/2005(3)                                                               25,000           24,981
Fannie Mae 2.42% due 3/21/2005                                                                              25,000           24,923
PepsiCo Inc. 2.34% due 2/18/2005(3)                                                                         11,000           10,987

Total short-term securities (cost: $2,963,817,000)                                                                        2,963,799


Total investment securities (cost: $35,630,700,000)                                                                      42,460,592
Other assets less liabilities                                                                                               208,235

Net assets                                                                                                              $42,668,827


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


(1) The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,437,393, which represented 5.71% of the net assets of the fund.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(6) Coupon rate may change periodically.
(7) Company not making scheduled interest payments; bankruptcy proceedings pending.
(8) Valued under fair value procedures adopted by authority of the Board of Directors.
(9) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


ADR = American Depositary Receipts


Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                         $  6,748,545
Gross unrealized depreciation on investment securities                                                             (227,630)
Net unrealized appreciation on investment securities                                                              6,520,915
Cost of investment securities for federal income tax purposes                                                    35,939,677



Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Details on these holdings and related transactions during the three months ended January 31, 2005, were as follows:

                                                                                                           Dividend
                                            Beginning                                       Ending           income   Market value
Company                                        shares     Purchases         Sales           shares            (000)          (000)

iStar Financial, Inc.                       6,921,000       144,500            --        7,065,500         $  4,827    $   295,691
iStar Financial, Inc., Series F, 7.80%
     cumulative redeemable preferred          400,000            --            --          400,000              195         10,460
Macquarie Airports                         71,353,636     1,844,742            --       73,198,378            3,707        196,078
Arthur J. Gallagher & Co.                   4,796,200       273,000            --        5,069,200            1,267        150,302
IHC Caland NV                               2,083,797            --            --        2,083,797               --        131,563
Fletcher Building Ltd.                     26,209,303            --   (1,300,000)       24,909,303               --        115,955
Hills Motorway Group                       11,100,000            --            --       11,100,000              452        103,553
CapitaMall Trust Management Ltd.           64,742,700     2,855,000            --       67,597,700               --         83,026
PaperlinX Ltd.                             22,217,500     1,222,500            --       23,440,000               --         82,389
LG Engineering & Construction Co., Ltd.     2,550,000            --            --        2,550,000            2,656         71,013
Fisher & Paykel Healthcare Corp. Ltd.      30,425,000     1,000,000            --       31,425,000            1,121         70,575
Ascendas Real Estate Investment Trust      44,727,000    12,285,000            --       57,012,000              522         68,630
CapitaCommercial Trust Management Ltd.     35,329,000    16,039,000            --       51,368,000            1,254         46,142
WD-40 Co.                                   1,076,650            --            --        1,076,650              215         34,905
Fong's Industries Co. Ltd.                 36,590,000            --            --       36,590,000               --         31,433
Pacifica Group Ltd.                         9,300,000            --            --        9,300,000               --         21,096
Fortune Real Estate Invest Trust, units    30,745,000            --            --       30,745,000               --         26,017
                                                                                                            $16,216     $1,538,828




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                          CAPITAL INCOME BUILDER, INC.

                          By /s/ James B. Lovelace
                         -------------------------------------------------------
                          James B. Lovelace, Chairman and PEO

                          Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ James B. Lovelace
   -----------------------------------------------------
      James B. Lovelace, Chairman and PEO

Date: March 31, 2005



By  /s/ Sheryl F. Johnson
   -----------------------------------------------------
      Sheryl F. Johnson, Treasurer and PFO

Date: March 31, 2005